SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock MuniVest Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-05611

_________________

1.	Title of the class of securities of BlackRock MuniVest Fund, Inc. (the "Fund") to be redeemed:

Auction Market Preferred Stock, liquidation preference $25,000 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Fund's Articles Supplementary.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem all of its outstanding Shares of Series A, B, D, E and F.  See Annex A for information concerning the number of Shares of Series A, B, D, E and F and the aggregate principal amount of Shares of each series to be redeemed.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of December, 2011.

BLACKROCK MUNIVEST FUND, INC.

By:	/s/ Neal J. Andrews
Name: Neal J. Andrews
Title: Chief Financial Officer

Annex A

Series	Cusip	Redemption Date	Total Shares to be Redeemed	Principal Amount to be Redeemed

A-28	09253R204	January 9, 2012	1,460	$36,500,000
B-28	09253R303	January 17, 2012	1,460	$36,500,000
D-28	09253R501	January 3, 2012	1,460	$36,500,000
E-7	09253R600	January 3, 2012	2,190	$54,750,000
F-7	09253R709	January 11, 2012	1,723	$43,075,000

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